FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Disclosure of detailed information about maximum exposure to liquidity risk (Details) - CAD ($)	Feb. 29, 2024	Feb. 28, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	$ 2,174,324	$ 1,663,785
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	2,174,324	1,663,785
Lease liabilities	116,919	226,289
Outstanding financial liabilities	$ 2,291,243	$ 1,890,074